Contingencies and Commitments (Details) - USD ($) $ in Millions	1 Months Ended						12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Mar. 31, 2019	Apr. 30, 2018	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 29, 2019
Loss Contingencies [Line Items]
Letters of Credit Outstanding, Amount							$ 277.0
Long-Term Throughput Agreements and Take-or-Pay Agreements [Abstract]
Payments under Long-Term Throughput Agreements And Take-or-Pay Agreements, Due within one year							7.0
Payments under Long-Term Throughput Agreements And Take-or-Pay Agreements, Due in Second Year							7.0
Payments under Long-Term Throughput Agreements And Take-or-Pay Agreements, Due in Third Year							7.0
Payments under Long-Term Throughput Agreements And Take-or-Pay Agreements, Due in Fourth Year							7.0
Payments under Long-Term Throughput Agreements And Take-or-Pay Agreements, Due in Fifth Year							7.0
Payments under Long-Term Throughput Agreements And Take-or-Pay Agreements, Due after Fifth Year							57.0
Total payments under Long-Term Throughput Agreements and Take-or-Pay Agreements					$ 43.0		25.0	$ 39.0	$ 43.0
Ecuador | Cleanup Remediation Activities [Member] | Penrenco Ecuador Limited [Member]
Loss Contingencies [Line Items]
Settlement Amount Awarded To Other Party Through Third Party	$ 54.0
Burlington Resources Inc Vs The Republic Of Ecuador [Member]
Loss Contingencies [Line Items]
Cash Proceeds from Legal Settlements								262.0	$ 75.0
Burlington Resources Inc Vs The Republic Of Ecuador [Member] | Burlington Resources Inc [Member] | Ecuador
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded from Other Party						$ 380.0
Litigation Settlement, Amount Awarded to Other Party						$ 42.0
Cash Proceeds from Legal Settlements				$ 262.0	75.0
Settlement Agreement Payment Installment Total					$ 337.0
ConocoPhillips Vs Petroleos de Venezuela SA [Member]
Loss Contingencies [Line Items]
Cash Proceeds from Legal Settlements							$ 330.0	$ 430.0
ConocoPhillips Vs Petroleos de Venezuela SA [Member] | Venezuela
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded from Other Party			$ 8,700.0
Litigation Settlement Amount Awarded From Other Party Revised										$ 8,500.0
Litigation Award Reduction										$ 227.0
Loss Contingency Settlement Agreement Terms							under their agreements in connection with the expropriation of the projects and other pre-expropriation fiscal measures. In August 2018, ConocoPhillips entered into a settlement with PDVSA to recover the full amount of this ICC award, plus interest through the payment period, including initial payments totaling approximately $500 million within a period of 90 days from the time of signing of the settlement agreement. The balance of the settlement is to be paid quarterly over a period of four and a half years.
ConocoPhillips Versus Petroleos De Venezuela 2 [Member] | Venezuela
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded from Other Party				$ 2,000.0
Cash Proceeds from Legal Settlements							$ 754.0
Conoco Phillips Versus Petroleos DeVenezuela 3 [Member] | Venezuela
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded from Other Party		$ 55.0